Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from financial institutions	$ 29,858	$ 34,186
Securities available for sale	197,905	199,613
Loans held for sale	2,410	438
Loans, net of allowance of $14,268 and $16,528	900,589	844,713
Other securities	12,586	15,424
Premises and equipment, net	14,400	16,313
Accrued interest receivable	3,852	3,881
Goodwill	21,720	21,720
Other intangible assets	2,025	2,763
Bank owned life insurance	19,637	19,145
Other assets	8,209	9,350
Total assets	1,213,191	1,167,546
Deposits
Noninterest-bearing	250,701	234,976
Interest-bearing	718,217	707,499
Total deposits	968,918	942,475
Federal Home Loan Bank advances	65,200	37,726
Securities sold under agreements to repurchase	21,613	20,053
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	12,124	9,489
Total liabilities	1,097,282	1,039,170
SHAREHOLDERS' EQUITY
Common stock, no par value, 20,000,000 shares authorized, 8,455,881 shares issued	114,365	114,365
Accumulated deficit	(4,306)	(10,823)
Treasury stock, 747,964 shares at cost	(17,235)	(17,235)
Accumulated other comprehensive loss	(47)	(4,247)
Total shareholders' equity	115,909	128,376
Total liabilities and shareholders' equity	1,213,191	1,167,546
Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred shares		23,184
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred shares	$ 23,132	$ 23,132